Accrued Expenses and Other Payables (Details) - Schedule of Accrued Expenses and Other Payables - USD ($)		Mar. 31, 2024	Sep. 30, 2023
Schedule of Accrued Expenses and Other Payables [Abstract]
Other taxes payable	[1]	$ 4,236,749	$ 4,418,928
Loans from third-parties	[2]	609,393	669,485
Payroll payable		416,497	398,260
Security deposit from a distributor		276,997	274,123
Other accrued expenses		256,454	358,559
Accrued expenses and other payables		$ 5,796,090	$ 6,119,355

[1]	The balance was mainly comprised of value-added tax (“VAT”) payable of $4,016,656 and $3,824,307 as of September 30, 2023 and March 31, 2024, respectively.
[2]	The balance was interest-free loans from the third parties, $55,399 of which has been repaid in April 2024, and $553,994 of which will mature on February 20,2025.